Marketable Securities	6 Months Ended
Jun. 30, 2014
Marketable Securities [Abstract]
Marketable Securities
Note 3 - Marketable Securities

The Company's investment in marketable securities as of December 31, 2013 and June 30, 2014 are classified as "held-to-maturity" and consist of the following:

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*
	US$ thousands
At December 31, 2013
Held to maturity:
Corporate debt securities and
government debt securities
Current	15,015	20	(76)	14,959
Non-Current	24,617	69	(167)	24,519

	39,632	89	(243)	39,478

At June 30, 2014
Held to maturity:
Corporate debt securities
Current	15,272	7	(103)	15,176
Non-Current	23,928	-	(250)	23,678

	39,200	7	(353)	38,854

*	Fair value is being determined using quoted market prices in active markets (Level 1).
**	Including accrued interest in the amount of $391 thousands and $375 thousands as of December 31, 2013 and June 30, 2014 respectively.

The amortized cost, gross unrealized losses and fair value of the debt securities by major interest type, mostly fixed interest, were as follows:

	December 31, 2013
		Net unrealized
		holding
	Amortized cost	gains/(losses)	Fair value
	US$ thousands

Up to 2%	34,945	(217)	34,728
2.05% - 2.951%	4,687	63	4,750
	39,632	(154)	39,478

	June 30, 2014
		Net unrealized
		holding
	Amortized cost	gains/(losses)	Fair value
	US$ thousands

Up to 2%	35,073	(291)	34,782
2.05% - 2.951%	4,127	(55)	4,072
	39,200	(346)	38,854

Activity in marketable securities in six month period ended in June 30, 2014:
US$ thousands
Balance at January 1, 2014	39,632

Purchases of marketable securities	9,990
Discount of marketable securities	(422)
Proceeds from maturity of marketable securities	(10,000)
Balance at June 30, 2014	39,200

The following table summarizes the gross unrealized losses on investment securities for which other-than-temporary impairments have not been recognized and the fair value of those securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2014:

	Less than 12 months		12 months or more		Total
	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value
Held to maturity

Corporate debt securities	(191)	16,875	(162)	17,223	(353)	34,098

The unrealized losses on the investments were caused by interest rate increases. The Company has the ability and intent to hold these investments until maturity and it is more likely than not that the Company will not be required to sell any of the securities before recovery; therefore these investments are not considered other than temporarily impaired.